Deferred Charges	12 Months Ended
Dec. 31, 2015
Deferred Charges Disclosure [Abstract]:
Deferred Charges

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, January 1, 2013	11,313	22,786	34,099
Additions	210	6,189	6,399
Amortization	(1,569)	(8,084)	(9,653)
Derecognition of deferred charges	—	(553)	(553)
Write-off	—	(428)	(428)
Balance, December 31, 2013	9,954	19,910	29,864
Additions	2,055	10,150	12,205
Amortization	(2,084)	(7,814)	(9,898)
Write-off	(2,023)	(1,473)	(3,496)
Balance, December 31, 2014	7,902	20,773	28,675
Additions	—	9,461	9,461
Amortization	(1,896)	(7,425)	(9,321)
Balance, December 31, 2015	6,006	22,809	28,815

Financing costs represent fees paid to the lenders for the conclusion of the Company’s financing. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note 16).

During the years ended December 31, 2013, 2014 and 2015, eight, eleven and ten vessels, respectively, underwent their special surveys. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.